Accounts Payable - Schedule of Accounts Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable details [abstract]
Trade accounts payable	$ 424,717	$ 122,696
Non-income taxes collected in advance	226,006	300,435
Payroll taxes	69,062	53,746
Other payables	12,789	18,152
Total current	732,574	495,029
Trade accounts payable	4,276
Social Charges	2,851	5,084
Total non current	$ 7,127	$ 5,084